SHARE CAPITAL - Stock options (Details)		12 Months Ended
	Jun. 18, 2015 shares	Dec. 31, 2017 CAD ($) Options Y	Dec. 31, 2016 CAD ($) Options Y	Dec. 31, 2015 CAD ($) Options Y	Dec. 31, 2014 Y
Stock options
Options available for grant | shares	10,515,860
Options available for grant, as a percent to outstanding shares	20.00%
Number of options outstanding | Options		7,874,704	8,134,703	9,346,389
Number of options granted | Options		1,844,500	170,061	1,423,677
Number of options exercised | Options		(2,174,093)	(101,398)	(2,507,603)
Number of options forfeited | Options		(471,867)	(271,862)	(127,760)
Number of options expired | Options		(1,294,934)	(56,800)
Number of options outstanding | Options		5,778,310	7,874,704	8,134,703
Number of options exercisable | Options		4,512,878	6,800,066	6,491,040
Weighted average exercise price of share options outstanding at beginning of year | $		$ 3.91	$ 3.92	$ 2.37
Weighted average exercise price of share options granted | $		1.90	4.90	8.57
Weighted average exercise price of share options exercised | $		1.04	1.00	0.53
Weighted average exercise price of share options forfeited | $		4.74	6.37	8.46
Weighted average exercise price of share options expired | $		1.42	1.00
Weighted average exercise price of share options outstanding at end of year | $		4.84	3.91	3.92
Weighted average exercise price of share options exercisable | $		$ 4.99	$ 3.40	$ 3.15
Average remaining contractual life of outstanding share options (in years) | Y		2.28	1.52	2.22	2.19
Average remaining contractual life of exercisable share options (in years)		1 year 11 months 9 days	1 year 3 months 4 days	1 year 9 months 11 days
Stock options
Stock options
Maximum life of options		10 years